Lord Abbett Global Equity Research Fund

Supplement dated July 24, 2018 to the

Summary Prospectus dated March 1, 2018, as supplemented

The following replaces the table in the subsection under “Management – Portfolio Managers” on page 9 of the summary prospectus:

Portfolio Manager/Title	Member of the Investment Management Team Since
David J. Linsen, Partner and Director of Equities	2018
Jeffrey Arricale, Deputy Director, Global Equity Research	2018
Sue Kim, Deputy Director, Global Equity Research	2018

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